DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2024
Derivative Liabilities
DERIVATIVE LIABILITIES

NOTE 6 – DERIVATIVE LIABILITIES

The Company determined the conversion feature of the convertible notes, which all contain variable conversion rates, represented an embedded derivative since the notes were convertible into a variable number of shares upon conversion. Accordingly, the notes are not considered to be conventional debt under ASC 815 and the embedded conversion feature was bifurcated from the debt host and accounted for as a derivative liability.

At any given time, certain of the Company’s embedded conversion features on debt and outstanding warrants may be treated as derivative liabilities for accounting purposes under ASC 815-40 due to insufficient authorized shares to settle these outstanding contracts. Pursuant to SEC staff guidance that permits a sequencing approach based on the use of ASC 815-15-25 which provides guidance for contracts that permit partial net share settlement. The sequencing approach may be applied in one of two ways: contracts may be evaluated based on (1) earliest issuance date or (2) latest maturity date. Pursuant to the sequencing approach, the Company evaluates its contracts based upon the latest maturity date.

The Company valued the derivative liabilities at December 31, 2024, and 2023, at $210,493 and $1,216,078, respectively. For the derivative liability associated with convertible notes, the Company used the Monte Carlo simulation valuation model with the following assumptions as of December 31, 2024, and 2023, risk free interest rates at 4.24% and 5.26%, respectively, and volatility of 101% and 48%, respectively. During the year ended December 31, 2023, the Company issued 60,000,000 warrants in conjunction with the extension of a note payable. The Company recorded a discount to notes payable of $113,921 with the offset to derivative liabilities for the initial fair value of the warrants based on the Black-Scholes option pricing model. The following assumptions were utilized in the initial Black-Scholes valuation of issued warrants during the year ended December 31, 2023, risk free interest rate of 4.72%, volatility of 72%, and an exercise price of $0.0019.

The following assumptions were utilized in the Black-Scholes valuation of outstanding warrants as of December 31, 2024, and 2023, risk free interest rate of 4.18% to 4.25%, and 4.3% to 5.26%, respectively, volatility of 121% to 146%, and 48% to 99%, respectively, and exercise prices of $0.0019 to $0.008, and $0.0019 to $0.15, respectively.

A summary of the activity related to derivative liabilities for the years ended December 31, 2024, and 2023, is as follows:

	Derivative liabilities associated with warrants	Derivative liabilities associated with convertible notes	Total derivative liabilities

Balance January 1, 2023	$4,285,400	$28,870	$4,314,270
Fair value of issuances during the year	113,921	-	113,921
Change in fair value	(3,212,245)	132	(3,212,113)
Balance December 31, 2023	1,187,076	29,002	1,216,078
Fair value of issuances during the year	-	-	-
Change in fair value	(1,010,973)	5,388	(1,005,585)
Balance December 31, 2024	$176,103	$34,390	$210,493